Summary of Significant Accounting Policies (Details 1)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Shares of convertible preferred stock [Member]
Securities excluded from calculation of weighted-average shares outstanding
Securities excluded from calculation of weighted-average shares outstanding	47,928,000	7,682,000	47,928,000	7,682,000	7,282,000	18,342,000
Shares underlying options outstanding [Member]
Securities excluded from calculation of weighted-average shares outstanding
Securities excluded from calculation of weighted-average shares outstanding	13,662,250	13,655,000	13,662,250	13,655,000	13,608,500	5,677,000
Shares underlying warrants outstanding [Member]
Securities excluded from calculation of weighted-average shares outstanding
Securities excluded from calculation of weighted-average shares outstanding	136,661,735	14,646,021	136,661,735	49,135,602	49,135,602	31,178,295
Unvested restricted stock [Member]
Securities excluded from calculation of weighted-average shares outstanding
Securities excluded from calculation of weighted-average shares outstanding						150,000